Prepayments and Other Current Assets - Summary of Prepayments and Other Current Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about prepayments and other current assets [Line Items]
Other receivables and advances to suppliers	¥ 33,277	¥ 24,095
Value-added tax to be deducted	42,153	39,203
Prepaid expenses	1,064	951
Prepaid income taxes	1,261
Other current assets	10,839	7,765
Prepayments and other current assets	88,594	72,014	[1]
Cost [member]
Disclosure of detailed information about prepayments and other current assets [Line Items]
Other receivables	18,888	16,535
Advances to suppliers	17,801	10,384
Other receivables and advances to suppliers	36,689	26,919
Accumulated impairment [member]
Disclosure of detailed information about prepayments and other current assets [Line Items]
Other receivables and advances to suppliers	¥ (3,412)	¥ (2,824)

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated (see Note 3(aa)).